Semiannual Report

                                CALIFORNIA
                                TAX-FREE
                                FUNDS

                                ---------------
                                AUGUST 31, 2001
                                ---------------

[LOGO]

T. ROWE PRICE

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

California Tax-Free Funds

o California bonds performed well in the last six months as stocks and the economy weakened and the Federal Reserve slashed short-term interest rates. Money market securities provided a safe haven for investors but relatively low income.

o The California Tax-Free Money Fund was in line with its Lipper benchmark in the 6- and 12-month periods ended August 31.

o The California Tax-Free Bond Fund outpaced its peer group average in both periods, helped by our investment strategy and low expenses.

o Bonds in general and municipals in particular should fare well against a backdrop of stagnant or possibly negative economic growth.

UPDATES AVAILABLE

For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.

FELLOW SHAREHOLDERS

Amid economic weakness, stock market turmoil, and aggressive interest rate reductions by the Federal Reserve, California municipal bonds quietly posted superior total returns during the six months ended August 31, 2001. California money market securities, whose returns track prevailing short-term interest rates, provided a safe haven but relatively low income amid declining yields.

MARKET ENVIRONMENT

-----------------------
CALIFORNIA YIELD LEVELS
--------------------------------------------------------------------------------

  [The following table was depicted as a line graph in the printed material.]

                                  California               California
                                  Bond Index               Money Index
                                  (use 100% blue line)     (use 50% black line)

              08/31/00               5.50                     3.60
                                     5.58                     4.30
                                     5.53                     4.05
               11/00                 5.49                     3.80
                                     5.21                     4.05
                                     5.21                     3.15
               02/01                 5.28                     1.95
                                     5.25                     3.36
                                     5.52                     4.07
               05/01                 5.40                     2.68
                                     5.38                     2.54
                                     5.26                     2.50
              08/31/01               5.01                     1.83


Source: T. Rowe Price Associates

      Economic news was not encouraging during the past six months. As corporations worked through excess inventory and capacity, business spending remained depressed, and GDP growth slowed to a 0.2% annual rate during 2001's second quarter. Many economists suggested that only resilient consumer spending was sparing the economy from outright recession, commonly defined as two consecutive quarters of negative GDP growth.

      The Federal Reserve was quick to respond to weakness, cutting the federal funds target rate seven times during the first eight months of 2001, from 6.5% to 3.5%. (After our reporting period and following the September 11 terrorist attack on the U.S., the Fed lowered the fed funds rate to 3%.) A benign inflation environment, assisted recently by falling oil and other commodity prices, gave the Fed significant freedom to cut rates very aggressively.

      Municipal bond yields declined in the last six months and ended the period at lows last seen in late 1998 and early 1999. As rates fell, investors were drawn to the higher yields on longer-term and lower-quality offerings. In the municipal money market, yields fell sharply in tandem with Fed actions.

--------------------------------------------------------------------------------

The devastating attack on U.S. lives and institutions on September 11, 2001, following our reporting period, will have a profound impact on all Americans. We are deeply saddened and outraged by this tragedy and offer our sincere condolences to all those who have been personally affected by it.

Please check the Outlook section of this letter for our views on how the attack is likely to affect the municipal bond market.

      Poor performance by equities significantly increased investor demand for municipal bonds in the last six months. Even though supply nationwide was up by 40% over last year, rising demand--municipal bond fund inflows exceeded $600 million per week in July and $500 million per week in August--still pushed prices up and yields down.

      Economic growth in California decelerated in the last six months, but much of the slowdown appears to be centered in the San Francisco Bay/Silicon Valley area. Year-over-year nonfarm employment grew by only 1.6% in July 2001, the slowest rate since October 1994, and the state's unemployment rate rose to 4.9%. Personal income, which grew by an impressive 11.5% last year, is expected to increase by only 2.0% in 2001.

      In April, S&P and Moody's downgraded California's general obligation debt from AA to A+ and from Aa2 to Aa3, respectively. All rating agency outlooks are negative due to the slowing economy, the sensitivity of California's revenue stream to capital gains and stock option income, and the state's ongoing electricity crisis.

      As we stated in our last report, we have no exposure to Southern California Edison and Pacific Gas and Electric--the state's two largest corporate utilities--which defaulted on their debts earlier this year. However, we will continue to monitor the state's response to the crisis very closely. The state is expected to issue revenue bonds for $12.5 billion later this year to reimburse the general fund for prior power purchases. Proceeds will also be used to buy power under long-term contracts to minimize purchases in the volatile spot market.

CALIFORNIA TAX-FREE MONEY FUND

      Your fund returned 1.17% and 2.64%, respectively, for the 6- and 12-month periods ended August 31. As shown in the table, the fund's performance was in line with its Lipper benchmark in both periods. Dividends per share over the past 12 months slipped to $0.026 from $0.030 for the previous 12-month period.

----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
Periods Ended 8/31/01                                   6 Months       12 Months
================================================================================

California Tax-Free
Money Fund                                                 1.17%           2.64%
--------------------------------------------------------------------------------
Lipper California Tax-Exempt
Money Market Funds Average                                 1.16            2.63
--------------------------------------------------------------------------------

      Municipal money market yields moved lower during the past six months because of ongoing economic weakness and continued interest rate reductions by the Federal Reserve. Yields on national one-year securities, for example, declined to 2.45% in the last six months from an average of 4.05% during the prior six-month period.

      The yield spread between California and national municipal securities narrowed substantially over the past six months, reflecting increasing concern about how the state's economy will weather the slowing national economy, the bursting of the technology stock bubble, and the ongoing electricity crisis. Short-term California yields averaged 20 basis points below yields of comparable national securities in the current reporting period, compared with an 80 to 130 basis point difference we reported in our previous letter. (One hundred basis points equal one percentage point.)

      Our strategy of overweighting longer-term money market securities, thereby locking in higher yields for longer periods, helped the fund as interest rates fell. As a result, the fund's yield declined much more slowly than market interest rates, and the portfolio's weighted average maturity rose from 47 to 66 days in the last six months.

CALIFORNIA TAX-FREE BOND FUND

      Your fund posted solid returns of 4.84% and 9.89% for the 6- and 12-month periods ended August 31, respectively, outpacing the peer group average in both time frames. Dividend income and price appreciation contributed almost equally to the fund's returns. Since the end of February, the fund earned $0.26 dividend income and its net asset

----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Periods Ended 8/31/01                                   6 Months       12 Months
================================================================================
California Tax-Free
Bond Fund                                                 4.84%           9.89%
--------------------------------------------------------------------------------
Lipper California Municipal
Debt Funds Average                                        4.65            9.19
--------------------------------------------------------------------------------

      value (NAV) rose $0.25. For the one-year period, the fund earned $0.52 dividend income, while its NAV increased by $0.49.

      The fund's 30-day dividend yield dropped from 4.81% to 4.58% in the last six months, reflecting the strong environment for bonds and the general drop in interest rates. While tax-exempt bond yields are dipping to levels not seen since 1998, they still present an attractive fixed-income alternative for California investors, especially those in high tax brackets. At the end of August, the fund's 4.58% dividend yield was equivalent to a taxable yield of about 7.16% for investors in the 36% tax bracket.

      Although the past six months were positive for municipal bond returns, California bonds came under pressure, as the state became more deeply embroiled in its electricity crisis. The mounting cost of power, combined with a weakening California economy, caused the state's bonds to underperform national averages for much of the period, with some recovery in August.

      During the last six months, we attempted to balance caution over the state's credit problems with optimism about falling interest rates. We continued to reduce exposure to state-issued general obligations, anticipating that California's credit quality would be downgraded and that these securities would suffer relative to others. We shifted the assets to health care related securities, Puerto Rican debt that is exempt from California taxes, and bonds issued by municipal electric utilities that were well positioned to provide their own power. To boost the fund's income, we purchased some higher coupon bonds that were priced at a premium and modestly increased our exposure to higher-yielding, lower-rated debt. The fund's overall credit quality remained relatively high at AA-.

      We kept the portfolio's duration relatively long but mostly steady (near
      8.0 years) for much of the last six months because the economic environment and the Federal Reserve's actions seemed to warrant such a posture. In retrospect, we should have increased exposure to intermediate-term bonds because shorter-term rates fell more than longer-term rates. Our duration strategy worked well until August, when long-term municipal yields fell below 5%, causing many more bonds to trade to call dates instead of maturity dates. As a result, the fund's overall duration ended the period at 7.3 years. Our cash reserves are presently higher than normal in anticipation of record debt issuance from California in the autumn, which could put upward pressure on bond yields and create some buying opportunities.

OUTLOOK

      Interest rates have fallen so sharply this year that at times it's been difficult to maintain investor interest--a level typically described as "rate shock." Yet this environment is especially beneficial to municipal bond owners. When Treasury yields decline, municipal yields generally tend to fall more slowly. As a result, municipals are providing better income to investors than after-tax Treasury income, even to those in the lowest tax brackets.

      Moving forward, the bond market in general and municipal bonds in particular should fare well against a backdrop of stagnant to possibly negative economic growth. In the aftermath of the tragic terrorist attacks on the U.S., domestic and global growth is expected to slow even more than had been anticipated. While the extent of the domestic slowdown is difficult to predict, the Federal Reserve lowered rates again in September and is likely to continue cutting short-term rates until signs of a recovery emerge.

      While there are reasons to be cautious considering the impressive returns of the past year, even with the historically low level of interest rates and the significant level of monetary and fiscal stimulus injected into the economy, it seems premature to begin forecasting higher rates. We think the weaker economy will be the major influence on interest rates over the near term. We recognize, however, that these are uncertain times for the markets, and we will be flexible in our response to conditions as they transpire.

--------------------------------------------------------------------------------
MUNICIPALS ARE PROVIDING BETTER INCOME TO INVESTORS THAN AFTER-TAX TREASURY INCOME . . .
--------------------------------------------------------------------------------

      Respectfully submitted,


      /s/ Joseph K. Lynagh

      Joseph K. Lynagh
      Chairman of the Investment Advisory Committee
      California Tax-Free Money Fund


      /s/ Mary J. Miller

      Mary J. Miller
      Chairman of the Investment Advisory Committee
      California Tax-Free Bond Fund

      September 20, 2001

      The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

T. ROWE PRICE CALIFORNIA TAX-FREE FUNDS
================================================================================

--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

      KEY STATISTICS
                                                       2/28/01      8/31/01
      California Tax-Free Money Fund
      ==========================================================================
      Price Per Share                                 $  1.00      $  1.00
      --------------------------------------------------------------------------

      Dividends Per Share
      --------------------------------------------------------------------------
           For 6 months                                 0.014        0.012
           ---------------------------------------------------------------------
           For 12 months                                0.030        0.026
           ---------------------------------------------------------------------

      Dividend Yield (7-Day Compound) *                  2.35%        1.64%
      --------------------------------------------------------------------------

      Weighted Average Maturity (days)                     47           66
      --------------------------------------------------------------------------

      Weighted Average Quality**                      First Tier   First Tier
      --------------------------------------------------------------------------

      California Tax-Free Bond Fund
      ==========================================================================
      Price Per Share                                 $ 10.82      $ 11.07
      --------------------------------------------------------------------------

      Dividends Per Share
      --------------------------------------------------------------------------
           For 6 months                                  0.26         0.26
           ---------------------------------------------------------------------
           For 12 months                                 0.53         0.52
           ---------------------------------------------------------------------

      30-Day Dividend Yield *                            4.81%        4.58%
      --------------------------------------------------------------------------

      30-Day Standardized Yield to Maturity              4.26         4.05
      --------------------------------------------------------------------------

      Weighted Average Maturity (years)                  17.5         16.9
      --------------------------------------------------------------------------

      Weighted Average Effective Duration (years)         7.8          7.3
      --------------------------------------------------------------------------

      Weighted Average Quality ***                        AA-          AA-
      --------------------------------------------------------------------------

      * Dividends earned for the last 30 days of each period indicated (seven days for the money fund) are annualized and divided by the fund's net asset value at the end of the period.

      ** All securities purchased in the money fund are rated in the two highest categories as established by the national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.

      ***   Based on T. Rowe Price research.

T. ROWE PRICE CALIFORNIA TAX-FREE FUNDS
================================================================================

--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

      SECTOR DIVERSIFICATION

                                                     Percent of      Percent of
                                                     Net Assets      Net Assets
                                                         2/28/01        8/31/01
      California Tax-Free Money Fund
      ==========================================================================

      Housing Finance Revenue                                15%             20%
      --------------------------------------------------------------------------
      Prerefunded                                             8              15
      --------------------------------------------------------------------------
      General Obligations - Local                            12              13
      --------------------------------------------------------------------------
      Hospital Revenue                                       13              12
      --------------------------------------------------------------------------
      Water and Sewer Revenue                                14              11
      --------------------------------------------------------------------------
      Educational Revenue                                    10              10
      --------------------------------------------------------------------------
      Lease Revenue                                          11               9
      --------------------------------------------------------------------------
      Miscellaneous Revenue                                   1               4
      --------------------------------------------------------------------------
      Air and Sea Transportation                              3               3
      --------------------------------------------------------------------------
      Escrowed To Maturity                                    0               2
      --------------------------------------------------------------------------
      Dedicated Tax Revenue                                   1               2
      --------------------------------------------------------------------------
      All Others                                              8               1
      --------------------------------------------------------------------------
      Other Assets Less Liabilities                           4              -2
      ==========================================================================
      Total                                                 100%            100%

      California Tax-Free Bond Fund
      ==========================================================================

      Dedicated Tax Revenue                                  13%             15%
      --------------------------------------------------------------------------
      Lease Revenue                                          13              13
      --------------------------------------------------------------------------
      General Obligations - Local                             9              11
      --------------------------------------------------------------------------
      Air and Sea Transportation                              8               9
      --------------------------------------------------------------------------
      Water and Sewer Revenue                                 9               9
      --------------------------------------------------------------------------
      Housing Finance Revenue                                 9               7
      --------------------------------------------------------------------------
      Educational Revenue                                     6               7
      --------------------------------------------------------------------------
      Prerefunded                                             7               6
      --------------------------------------------------------------------------
      Escrowed To Maturity                                    5               5
      --------------------------------------------------------------------------
      Electric Revenue                                        2               5
      --------------------------------------------------------------------------
      Hospital Revenue                                        4               5
      --------------------------------------------------------------------------
      General Obligations - State                             6               3
      --------------------------------------------------------------------------
      Miscellaneous Revenue                                   2               2
      --------------------------------------------------------------------------
      All Others                                              7               3
      --------------------------------------------------------------------------
      Other Assets Less Liabilities                          --              --
      ==========================================================================
      Total                                                 100%            100%

T. ROWE PRICE CALIFORNIA TAX-FREE FUNDS
================================================================================

----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

      These charts show the value of a hypothetical $10,000 investment in each fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

      CALIFORNIA TAX-FREE MONEY FUND
      --------------------------------------------------------------------------

  [The following table was depicted as a line graph in the printed material.]

                                Lipper California          California
                                TaxExempt Money             TaxFree
                Date            Market Funds Average       Money Fund

       1     8/31/1991              $10,000                  $10,000
       2     8/31/1992               10,312                   10,295
       3     8/31/1993               10,531                   10,504
       4     8/31/1994               10,750                   10,714
       5     8/31/1995               11,095                   11,056
       6     8/31/1996               11,431                   11,385
       7     8/31/1997               11,774                   11,723
       8     8/31/1998               12,121                   12,067
       9     8/31/1999               12,420                   12,361
      10     8/31/2000               12,780                   12,719
      11     8/31/2001               13,118                   13,055


      CALIFORNIA TAX-FREE BOND FUND
      --------------------------------------------------------------------------

  [The following table was depicted as a line graph in the printed material.]

                                                  Lipper California   California
                         Lehman Brothers          Municipal Debt      TaxFree
            Date         Municipial Bond Index    Funds Average       Bond Fund

 1        8/31/1991         $10,000                  $10,000           $10,000
 2        8/31/1992          11,116                   11,050            11,126
 3        8/31/1993          12,473                   12,454            12,605
 4        8/31/1994          12,490                   12,319            12,451
 5        8/31/1995          13,598                   13,211            13,421
 6        8/31/1996          14,310                   13,989            14,267
 7        8/31/1997          15,633                   15,278            15,554
 8        8/31/1998          16,985                   16,617            16,937
 9        8/31/1999          17,070                   16,403            16,857
10        8/31/2000          18,226                   17,480            18,072
11        8/31/2001          20,084                   19,148            19,860

------------------------------------
AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

      This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

      Periods Ended 8/31/01                 1 Year   3 Years   5 Years  10 Years
      ==========================================================================
      California Tax-Free Money Fund         2.64%     2.66%     2.77%     2.70%
      --------------------------------------------------------------------------
      California Tax-Free Bond Fund          9.89      5.45      6.84      7.10
      --------------------------------------------------------------------------

      Investment return represents past performance and will vary. Shares of the Bond Fund may be worth more or less at redemption than at original purchase, as their principal value will fluctuate. Investments in the Money Fund are not insured or guaranteed by the FDIC or any other government agency. Although it seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

T. ROWE PRICE CALIFORNIA TAX-FREE MONEY FUND
================================================================================
Unaudited

--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                   6 Months          Year
                                      Ended         Ended
                                    8/31/01       2/28/01      2/29/00      2/28/99      2/28/98      2/28/97
      NET ASSET VALUE
      Beginning of period          $  1.000      $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                   ----------------------------------------------------------------------------
      Investment activities
        Net investment
        income (loss)                 0.012*        0.030*       0.025*       0.026*       0.030*       0.028*
                                   ----------------------------------------------------------------------------
      Distributions
        Net investment income        (0.012)       (0.030)      (0.025)      (0.026)      (0.030)      (0.028)
                                   ----------------------------------------------------------------------------
      NET ASSET VALUE
      End of period                $  1.000      $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                   ============================================================================

      Ratios/Supplemental Data

      Total return^                   1.17%*        3.08%*       2.51%*       2.65%*       3.01%*       2.87%*
      ---------------------------------------------------------------------------------------------------------
      Ratio of total expenses to
      average net assets              0.55%*+       0.55%*       0.55%*       0.55%*       0.55%*       0.55%*
      ---------------------------------------------------------------------------------------------------------
      Ratio of net investment
      income (loss) to average
      net assets                      2.29%*+       3.04%*       2.48%*       2.62%*       2.98%*       2.82%*
      ---------------------------------------------------------------------------------------------------------
      Net assets, end of period
      (in thousands)               $ 98,625      $101,038     $108,219     $102,346     $ 92,406     $ 82,210
      ---------------------------------------------------------------------------------------------------------

      ^     Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
      *     Excludes expenses in excess of a 0.55% voluntary expense limitation in effect through 2/28/03.
      +     Annualized

      The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND
================================================================================
Unaudited

--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                   6 Months          Year
                                      Ended         Ended
                                    8/31/01       2/28/01      2/29/00      2/28/99      2/28/98      2/28/97
      NET ASSET VALUE
      Beginning of period          $  10.82      $  10.11     $  10.96     $  10.88     $  10.47     $  10.45
                                   ----------------------------------------------------------------------------
      Investment activities
        Net investment
        income (loss)                  0.27          0.53         0.52         0.52         0.54         0.55
        Net realized and
        unrealized gain (loss)         0.24          0.71        (0.84)        0.11         0.41         0.02
                                   ----------------------------------------------------------------------------
        Total from
        investment activities          0.51          1.24        (0.32)        0.63         0.95         0.57
                                   ----------------------------------------------------------------------------
      Distributions
        Net investment income         (0.26)        (0.53)       (0.52)       (0.52)       (0.54)       (0.55)
        Net realized gain                --            --        (0.01)       (0.03)          --           --
                                   ----------------------------------------------------------------------------
        Total distributions           (0.26)        (0.53)       (0.53)       (0.55)       (0.54)       (0.55)
                                   ----------------------------------------------------------------------------
      NET ASSET VALUE
      End of period                $  11.07      $  10.82     $  10.11     $  10.96     $  10.88     $  10.47
                                   ============================================================================

      Ratios/Supplemental Data

      Total return^                   4.84%        12.55%      (2.94)%        5.95%        9.31%        5.64%
      ---------------------------------------------------------------------------------------------------------
      Ratio of total expenses to
      average net assets              0.54%+        0.54%        0.56%        0.58%        0.58%        0.62%
      ---------------------------------------------------------------------------------------------------------
      Ratio of net investment
      income (loss) to average
      net assets                      4.80%+        5.04%        4.99%        4.80%        5.09%        5.29%
      ---------------------------------------------------------------------------------------------------------
      Portfolio turnover rate         34.2%+        37.7%        40.8%        27.2%        35.0%        47.3%
      ---------------------------------------------------------------------------------------------------------
      Net assets, end of period
      (in thousands)               $248,839      $237,776     $211,898     $226,001     $195,100     $160,813
      ---------------------------------------------------------------------------------------------------------

      ^     Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
      +     Annualized

      The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CALIFORNIA TAX-FREE MONEY FUND
================================================================================
Unaudited                                                        August 31, 2001

-----------------------
STATEMENT OF NET ASSETS                                           Par      Value
--------------------------------------------------------------------------------
                                                                   In thousands

      CALIFORNIA  96.4%

      Bay Area Toll Auth
              VRDN (Currently 1.90%)
              (AMBAC Insured)                                  $1,000     $1,000
      --------------------------------------------------------------------------
      California CDA, GO, VRDN (Currently 1.85%)                3,000      3,000
      --------------------------------------------------------------------------
      California Community Dev. Auth., Sunrise Danville
              VRDN (Currently 1.90%) *                          3,765      3,765
              ------------------------------------------------------------------
      California Dept. of Water Resources, 5.50%, 12/1/01         500        502
      --------------------------------------------------------------------------
      California EFA
          California Institute of Technology
              VRDN (Currently 1.65%)                              500        500
              ------------------------------------------------------------------
          Pepperdine Univ., VRDN (Currently 1.85%)              2,000      2,000
          ----------------------------------------------------------------------
          Stanford Univ., VRDN (Currently 1.70%)                3,000      3,000
      --------------------------------------------------------------------------
      California HFFA
              VRDN (Currently 1.85%)                            2,000      2,000
              ------------------------------------------------------------------
          Santa Barbara Cottage Hosp.
              VRDN (Currently 1.85%)                            2,900      2,900
      --------------------------------------------------------------------------
       California Housing Fin. Agency
              2.67%, 8/1/02 *                                   1,000      1,000
              ------------------------------------------------------------------
              2.95%, 6/14/02 *                                  5,000      5,000
              ------------------------------------------------------------------
              3.90%, 10/1/01 *                                  1,000      1,000
      --------------------------------------------------------------------------
      California Infrastructure & Economic Dev. Bank, TECP
              2.75%, 9/12/01                                    3,000      3,000
      --------------------------------------------------------------------------
      California Public Works Board
          Dept. of Corrections
              6.40%, 9/1/08 (Prerefunded 9/1/01+)                 100        102
              ------------------------------------------------------------------
              6.50%, 9/1/11 (Prerefunded 9/1/01+)                  40         41
              ------------------------------------------------------------------
              6.50%, 9/1/19 (Prerefunded 9/1/01+)               1,600      1,632
      --------------------------------------------------------------------------
      California Univ. Institute, TECP, 2.90%, 9/10/01          2,013      2,013
      --------------------------------------------------------------------------
      Dublin San Ramon Service Dist
              VRDN (Currently 1.85%) (MBIA Insured)             2,000      2,000
      --------------------------------------------------------------------------
      Elsinore Valley Municipal Water
              VRDN (Currently 1.90%) (FGIC Insured)             3,200      3,200
      --------------------------------------------------------------------------
      Fresno, Trinity Health Credit, VRDN (Currently 1.85%)     4,200      4,200
      --------------------------------------------------------------------------
      Glendale, VRDN (Currently 1.70%)                          1,500      1,500
      --------------------------------------------------------------------------
      Golden Empire Schools Fin. Auth.
          Kern High School Dist., 2.40%, 1/9/02                 1,000      1,000
      --------------------------------------------------------------------------

T. ROWE PRICE CALIFORNIA TAX-FREE MONEY FUND
================================================================================

                                                                  Par      Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Grand Terrace Community Redev. Agency
          Mount Vernon Villas, VRDN (Currently 1.80%)           $3,000    $3,000
      --------------------------------------------------------------------------
      Long Beach Harbor, TECP, 2.65%, 1/11/02 *                  3,000     3,000
      --------------------------------------------------------------------------
      Los Angeles, GO
              VRDN (Currently 1.71%) (FGIC Insured)              2,060     2,060
              ------------------------------------------------------------------
              7.50%, 9/1/01 (MBIA Insured)                          50        50
      --------------------------------------------------------------------------
      Los Angeles Community College, GO
              VRDN (Currently 1.86%) (MBIA Insured)              3,995     3,995
      --------------------------------------------------------------------------
      Los Angeles Community Redev. Agency
          Bunker Hill
              6.65%, 12/1/14 (Prerefunded 12/1/01+)                200       206
              ------------------------------------------------------------------
              6.80%, 12/1/07 (MBIA Insured)
              (Prerefunded 12/1/01+)                               250       258
              ------------------------------------------------------------------
          Promenade Towers, VRDN (Currently 1.80%)                 850       850
      --------------------------------------------------------------------------
      Los Angeles County Metropolitan Transportation
          Auth., Sales Tax
              6.00%, 7/1/23 (MBIA Insured)
              (Prerefunded 7/1/02+)                                750       787
      --------------------------------------------------------------------------
      Los Angeles County Pension, GO
              VRDN (Currently 1.90%) (AMBAC Insured)               860       860
      --------------------------------------------------------------------------
      Los Angeles Dept. of Water & Power Electric
              VRDN (Currently 1.95%)                             1,000     1,000
              ------------------------------------------------------------------
              6.10%, 2/1/09 (Prerefunded 2/1/02+)                  640       663
              ------------------------------------------------------------------
              6.375%, 2/1/20 (Prerefunded 2/1/02+)               2,790     2,888
      --------------------------------------------------------------------------
      Los Angeles Dept. of Water & Power Waterworks
              9.00%, 11/1/01 (Escrowed to Maturity)              1,900     1,920
      --------------------------------------------------------------------------
      Los Angeles Unified School Dist., GO, TRAN
              4.00%, 7/23/02                                     1,000     1,012
              ------------------------------------------------------------------
              5.25%, 10/3/01                                       335       335
      --------------------------------------------------------------------------
      Metropolitan Water Dist. of Southern California
              VRDN (Currently 1.85%)                             2,000     2,000
      --------------------------------------------------------------------------
      Mojave Water Agency
              6.75%, 9/1/06 (MBIA Insured)
              (Prerefunded 9/1/01+)                                125       127
      --------------------------------------------------------------------------
      Newport Beach, Hoag Memorial Hosp
              VRDN (Currently 2.30%)                             2,500     2,500
              ------------------------------------------------------------------
              VRDN (Currently 2.40%)                               400       400
      --------------------------------------------------------------------------
      Oakland, COP, VRDN (Currently 1.70%)                       1,630     1,630
      --------------------------------------------------------------------------
      Oakland Joint Powers Fin. Auth
              VRDN (Currently 1.70%) (FSA Insured)                 500       500
      --------------------------------------------------------------------------

T. ROWE PRICE CALIFORNIA TAX-FREE MONEY FUND
================================================================================

                                                                  Par      Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Orange County Sanitation Dist., VRDN (Currently 2.35%)   $  200    $   200
      --------------------------------------------------------------------------
      Port of Oakland, 4.60%, 11/1/01 (MBIA Insured) *            200        200
      --------------------------------------------------------------------------
      Rancho Mirage Joint Powers Fin. Auth.
           Eisenhower Medical Center, VRDN (Currently 2.30%)      200        200
      --------------------------------------------------------------------------
      Sacramento City Fin. Auth., 6.80%, 11/1/20
          (Prerefunded 11/1/01+)                                  500        514
      --------------------------------------------------------------------------
      Sacramento Municipal Utility Dist., Electric
              6.75%, 9/1/19 (MBIA Insured)
              (Prerefunded 9/1/01+)                             1,250      1,275
      --------------------------------------------------------------------------
      San Diego, GO, TAN, 5.25%, 10/2/01                          170        170
      --------------------------------------------------------------------------
      San Diego County, San Diego Museum of Art, COP
              VRDN (Currently 1.85%)                            1,000      1,000
      --------------------------------------------------------------------------
      San Diego Housing Auth.
              VRDN (Currently 1.85%)
              (FHLMC Guaranteed)                                1,500      1,500
      --------------------------------------------------------------------------
      San Francisco Bay, Transport Tax
              VRDN (Currently 1.71%) (FGIC Insured)             1,000      1,000
      --------------------------------------------------------------------------
      San Francisco Public Utilities
              6.50%, 11/1/04 (Prerefunded 11/1/01+)               100        103
      --------------------------------------------------------------------------
      Santa Clara Valley Water Dist., 5.20%, 6/1/02               500        508
      --------------------------------------------------------------------------
      Santa Clara/El Camino Hosp. Dist.
          Valley Medical Center, VRDN (Currently 1.90%)           390        390
      --------------------------------------------------------------------------
      Southern California Home Fin. Auth., Single Family
              2.45%, 2/1/02 *                                   3,000      3,000
      --------------------------------------------------------------------------
      Southern California Public Power Auth. Transmission
              VRDN (Currently 1.90%)                            1,000      1,000
      --------------------------------------------------------------------------
      Sunnyvale, VRDN (Currently 1.90%) (AMBAC Insured)         2,000      2,000
      --------------------------------------------------------------------------
      Tulare County, GO, TRAN, 4.50%, 11/14/01                  1,000      1,001
      --------------------------------------------------------------------------
      Univ. of California
              VRDN (Currently 1.71%) (MBIA Insured)             2,100      2,100
              ------------------------------------------------------------------
              4.30%, 9/1/01 (MBIA Insured)                        140        140
              ------------------------------------------------------------------
              4.50%, 9/1/01                                       480        480
              ------------------------------------------------------------------
              5.60%, 12/1/01 (AMBAC Insured)                    2,000      2,013
      --------------------------------------------------------------------------
      West & Central Basin Fin. Auth
              6.125%, 8/1/22 (AMBAC Insured)
              (Prerefunded 8/1/02+)                               500        527
      --------------------------------------------------------------------------
      West Basin Municipal Water Dist., VRDN
          (Currently 1.90%)                                     1,355      1,355
      --------------------------------------------------------------------------
      Total California (Cost $95,072)                                     95,072
                                                                         -------

T. ROWE PRICE CALIFORNIA TAX-FREE MONEY FUND
================================================================================

                                                                Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

PUERTO RICO 5.9%

      Puerto Rico Commonwealth
              6.00%, 7/1/22 (FSA Insured)
              (Prerefunded 7/1/02+)                          $2,000    $  2,084
              -----------------------------------------------------------------
              6.50%, 7/1/09 (Prerefunded 7/1/02+)               250         262
      -------------------------------------------------------------------------
      Puerto Rico Commonwealth, GO, Public Improvement
              6.80%, 7/1/21 (Prerefunded 7/1/02+)               870         913
      -------------------------------------------------------------------------
      Puerto Rico Electric Power Auth.
              6.25%, 7/1/17 (Prerefunded 7/1/02+)               800         837
      -------------------------------------------------------------------------
      Puerto Rico Telephone Auth
              5.00%, 1/1/02 (Escrowed to Maturity)              200         202
              -----------------------------------------------------------------
              5.75%, 1/1/08 (Prerefunded 1/1/02+)             1,000       1,019
              -----------------------------------------------------------------
              6.125%, 1/1/22 (Prerefunded 1/1/02+)              450         459
      -------------------------------------------------------------------------
      Total Puerto Rico (Cost $5,776)                                     5,776
                                                                       --------
Total Investments in Securities
102.3% of Net Assets (Cost $100,848)                                   $100,848

Other Assets Less Liabilities                                            (2,223)
                                                                       --------

NET ASSETS                                                             $ 98,625
                                                                       ========
Net Assets Consist of:

Accumulated net investment income - net
  of distributions                                                     $      4

Accumulated net realized gain/loss - net of distributions                   (38)

Paid-in-capital applicable to 98,663,972 no par value
  shares of beneficial interest outstanding; unlimited
  number of shares authorized                                            98,659
                                                                       --------

NET ASSETS                                                             $ 98,625
                                                                       ========

NET ASSET VALUE PER SHARE                                              $   1.00
                                                                       ========

    *  Interest subject to alternative minimum tax
    +  Used in determining portfolio maturity
AMBAC  AMBAC Indemnity Corp.
  CDA  Community Development Administration
  COP  Certificates of Participation
  EFA  Educational Facility Authority
 FGIC  Financial Guaranty Insurance Company
FHLMC  Federal Home Loan Mortgage Corporation
  FSA  Financial Security Assurance Corp.
   GO  General Obligation
 HFFA  Health Facility Financing Authority
 MBIA  Municipal Bond Investors Assurance Corp.
  TAN  Tax Anticipation Note
 TECP  Tax-Exempt Commercial Paper
 TRAN  Tax Revenue Anticipation Note
 VRDN  Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND
===============================================================================

STATEMENT OF NET ASSETS                                         Par       Value
-------------------------------------------------------------------------------
                                                                 In thousands

      CALIFORNIA 95.8%

      Alameda County, COP, 5.375%, 12/1/17                    $1,000     $1,093
      -------------------------------------------------------------------------
      Anaheim PFA, Public Improvements
              5.00%, 9/1/27 (FSA Insured)                      2,435      2,456
      -------------------------------------------------------------------------
      Antioch PFA, 5.85%, 9/2/15                               2,450      2,575
      -------------------------------------------------------------------------
      Brea Redev. Agency, 6.00%, 3/1/22                        1,215      1,242
      -------------------------------------------------------------------------
      California, GO
              VRDN (Currently 1.79%) (FGIC Insured)              500        500
              -----------------------------------------------------------------
              5.375%, 6/1/26 (FGIC Insured)                    1,500      1,555
              -----------------------------------------------------------------
              5.625%, 5/1/22                                   2,000      2,158
              -----------------------------------------------------------------
              6.40%, 2/1/20 *                                  1,225      1,228
      -------------------------------------------------------------------------
      California Dept. of Veteran Affairs, Home Purchase
              5.50%, 12/1/19 *                                 2,000      2,066
      -------------------------------------------------------------------------
      California CDA
              6.50%, 7/1/20                                    1,000      1,055
      -------------------------------------------------------------------------
      California CDA, GO
              VRDN (Currently 1.85%)                           3,000      3,000
      -------------------------------------------------------------------------
      California Community Dev. Auth.
          Multifamily Revenue, VRDN (Currently 1.75%) *        1,000      1,000
          ---------------------------------------------------------------------
              5.70%, 10/1/10 *                                 2,000      2,053
      -------------------------------------------------------------------------
      California Dept. of Water Resources
          Central Valley
              4.75%, 12/1/24                                   2,690      2,642
              -----------------------------------------------------------------
              7.00%, 12/1/11                                   1,730      2,173
              -----------------------------------------------------------------
              7.00%, 12/1/12                                   1,000      1,265
      -------------------------------------------------------------------------
      California EFA
          Loyola Marymount
              Zero Coupon, 10/1/13 (MBIA Insured)              4,755      2,820
              -----------------------------------------------------------------
          Scripps College, 5.25%, 8/1/21                       2,000      2,078
          ---------------------------------------------------------------------
          Univ. of Southern California, 5.50%, 10/1/27         3,545      3,774
      -------------------------------------------------------------------------
      California HFA, Sutter Health, 6.25%, 8/15/31            2,000      2,175
      -------------------------------------------------------------------------
      California HFFA
              VRDN (Currently 1.65%) (MBIA Insured)              600        600
              -----------------------------------------------------------------
          Cedars Sinai Medical Center, 6.125%, 12/1/19         2,000      2,167
          ---------------------------------------------------------------------
          Pomona Valley Hosp.
              5.75%, 7/1/15 (MBIA Insured)                     1,800      1,979
      -------------------------------------------------------------------------

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND
================================================================================

                                                                Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

      California Housing Fin. Agency
          Home Mortgage
              Zero Coupon, 2/1/32 (MBIA Insured) *              $4,740    $  773
              ------------------------------------------------------------------
              4.60%, 2/1/10                                      1,070     1,094
              ------------------------------------------------------------------
              5.80%, 2/1/19 (AMBAC Insured) *                      250       264
              ------------------------------------------------------------------
              5.85%, 8/1/16 (MBIA Insured)                       1,970     2,094
              ------------------------------------------------------------------
              6.15%, 8/1/16 *                                    1,000     1,048
              ------------------------------------------------------------------
              6.70%, 8/1/15                                      1,100     1,137
              ------------------------------------------------------------------
              6.70%, 8/1/25 *                                      315       328
              ------------------------------------------------------------------
              7.25%, 8/1/17                                        385       391
      --------------------------------------------------------------------------
      California Pollution Control Auth., PCR
          Laidlaw Enviromental, 6.70%, 7/1/07 ++*                1,000        13
          ----------------------------------------------------------------------
          USA Waste Services
              5.00%, 6/1/08                                      2,100     2,148
              ------------------------------------------------------------------
              5.10%, 6/1/08 *                                    1,000     1,022
              ------------------------------------------------------------------
      California Public Works Board
          Dept. of Corrections
              6.875%, 11/1/14 (Prerefunded 11/1/04+)             1,000     1,149
              ------------------------------------------------------------------
          Univ. of California
              5.50%, 6/1/14                                      2,000     2,248
              ------------------------------------------------------------------
              6.40%, 12/1/16 (AMBAC Insured)
              (Prerefunded 12/1/02+)                             1,000     1,069
      --------------------------------------------------------------------------
      California Statewide Community Dev. Auth.
          Internext Group, 5.375%, 4/1/17                        2,500     2,531
      --------------------------------------------------------------------------
      Castaic Lake Water Agency
          Water System Improvement
              5.125%, 8/1/30 (AMBAC Insured)                     2,000     2,041
              ------------------------------------------------------------------
              7.00%, 8/1/12 (MBIA Insured)                       1,000     1,255
              ------------------------------------------------------------------
              7.00%, 8/1/13 (MBIA Insured)                       1,700     2,146
      --------------------------------------------------------------------------
      Castaic Union School Dist., GO
              Zero Coupon, 5/1/18 (FGIC Insured)                 5,175     2,295
      --------------------------------------------------------------------------
      Central Coast Water Auth., State Water
          Project Regional Fac.
              6.60%, 10/1/22 (AMBAC Insured)
              (Prerefunded 10/1/02+)                             1,000     1,065
      --------------------------------------------------------------------------
      Chaffey Union High School Dist., GO
              5.00%, 8/1/25 (FGIC Insured)                       1,750     1,770
      --------------------------------------------------------------------------
      Chula Vista, Sub-Gateway Town Center
              7.50%, 1/1/32 *                                    4,500     4,323
      --------------------------------------------------------------------------

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND
================================================================================

                                                                Par        Value
--------------------------------------------------------------------------------
                                                                In thousands

      Corona Redev. Agency, Tax Allocation
              6.25%, 9/1/13 (FGIC Insured)                    $1,000      $1,114
      --------------------------------------------------------------------------
      Dry Creek Joint Elementary School Dist., GO
          Capital Appreciation
              Zero Coupon, 8/1/13 (FSA Insured)                1,300         770
              ------------------------------------------------------------------
              Zero Coupon, 8/1/14 (FSA Insured)                1,340         750
      --------------------------------------------------------------------------
      East Bay Municipal Utility Dist. Water Systems
              5.00%, 6/1/26 (MBIA Insured)                     3,000       3,032
      --------------------------------------------------------------------------
      East Palo Alto Redev. Agency, Univ. Circle Gateway
              6.625%, 10/1/29                                  1,500       1,619
      --------------------------------------------------------------------------
      Fontana Unified School Dist., GO
              Zero Coupon, 7/1/16 (MBIA Insured)               2,350       1,170
      --------------------------------------------------------------------------
      Foothill / Eastern Transportation Corridor Agency
          California Toll Road
              Zero Coupon 1/1/07
              (Escrowed to Maturity)                           1,000         949
              ------------------------------------------------------------------
              Zero Coupon, 1/1/17
              (Escrowed to Maturity)                           4,000       1,950
              ------------------------------------------------------------------
              Zero Coupon, 1/1/25
              (Escrowed to Maturity)                             850         262
              ------------------------------------------------------------------
              Zero Coupon, 1/1/27
              (Escrowed to Maturity)                           1,910         532
              ------------------------------------------------------------------
              Zero Coupon, 1/1/29
              (Escrowed to Maturity)                           8,335       2,088
      --------------------------------------------------------------------------
      Foothill De Anza Community College
              Zero Coupon, 8/1/18 (MBIA Insured)               5,635       2,472
      --------------------------------------------------------------------------
      Infrastructure & Economic Dev. Bank
          Scripps Research Institute, 5.75%, 7/1/30            1,000       1,071
      --------------------------------------------------------------------------
      Inglewood Redev.
              6.125%, 7/1/23                                   1,780       1,864
              ------------------------------------------------------------------
              6.125%, 7/1/23 (Prerefunded 7/1/03+)             1,020       1,068
      --------------------------------------------------------------------------
      Inland Empire Solid Waste Fin. Auth.
          San Bernardino County Landfills
              6.25%, 8/1/11 (FSA Insured)
              (Escrowed to Maturity) *                         1,000       1,168
      --------------------------------------------------------------------------
      Intermodal Container Transfer Fac.
              5.75%, 11/1/14 (AMBAC Insured)                   1,500       1,743
      --------------------------------------------------------------------------

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND
================================================================================

                                                                  Par      Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Irvine, 5.80%, 9/2/18                                     $2,000    $2,025
      --------------------------------------------------------------------------
      Jefferson Union High School Dist., GO
              6.45%, 8/1/25 (MBIA Insured)                       1,250     1,560
              ------------------------------------------------------------------
              6.45%, 8/1/29 (MBIA Insured)                       1,000     1,260
      --------------------------------------------------------------------------
      Kern County Union High School Dist.
              7.00%, 8/1/10 (MBIA Insured)
              (Escrowed to Maturity)                             1,000     1,253
      --------------------------------------------------------------------------
      Long Beach Harbor
              5.25%, 5/15/23                                     3,000     3,069
              ------------------------------------------------------------------
              6.00%, 5/15/17 (FGIC Insured) *                    1,000     1,169
      --------------------------------------------------------------------------
      Los Angeles Community College, GO
              VRDN (Currently 1.86%) (MBIA Insured)              1,000     1,000
              ------------------------------------------------------------------
              5.00%, 6/1/26 (MBIA Insured)                       4,000     4,043
      --------------------------------------------------------------------------
      Los Angeles County, COP, Marina del Rey, 6.50%, 7/1/08     1,000     1,059
      --------------------------------------------------------------------------
      Los Angeles County Metropolitan Transportation Auth.,
              Sales Tax, 6.00%, 7/1/26 (MBIA Insured)
              (Prerefunded 7/1/06+)                              2,000     2,295
      --------------------------------------------------------------------------
      Los Angeles County Public Works Fin. Auth.
          Rowland Heights, 5.50%, 10/1/18 (FSA Insured)          1,500     1,685
      --------------------------------------------------------------------------
      Los Angeles Dept. of Water & Power
              5.125%, 7/1/41 (FGIC Insured)                      5,000     5,094
              ------------------------------------------------------------------
              5.25%, 7/1/15                                      2,500     2,710
      --------------------------------------------------------------------------
      Los Angeles Harbor Dept.
              5.50%, 8/1/19 (AMBAC Insured) *                    3,000     3,171
              ------------------------------------------------------------------
              6.50%, 8/1/25 (Prerefunded 8/1/02+)                1,000     1,057
              ------------------------------------------------------------------
              6.625%, 8/1/19 *                                   2,500     2,632
              ------------------------------------------------------------------
              7.60%, 10/1/18 (Escrowed to Maturity)              3,215     4,125
      --------------------------------------------------------------------------
      Los Angeles Unified School Dist., GO
              5.375%, 7/1/25 (FGIC Insured)                      1,500     1,573
      --------------------------------------------------------------------------
      Metropolitan Water Dist. of Southern California
              VRDN (Currently 1.90%)                             2,500     2,500
              ------------------------------------------------------------------
              VRDN (Currently 2.30%)                               300       300
      --------------------------------------------------------------------------
      Midpeninsula Regional Open Space Dist.,
          Capital Appreciation
              Zero Coupon, 8/1/18 (AMBAC Insured)                3,500     1,375
              ------------------------------------------------------------------
              5.90%, 9/1/14 (AMBAC Insured)                      1,250     1,365
      --------------------------------------------------------------------------
      Modesto Irrigation Dist. Fin. Auth., Geysers
              6.00%, 10/1/15 (MBIA Insured)                      1,500     1,656
      --------------------------------------------------------------------------

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND
================================================================================

                                                                Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

      Mojave Water Agency, GO
          Morongo Basin, 5.75%, 9/1/15 (FGIC Insured)         $2,000      $2,176
      --------------------------------------------------------------------------
      Newport Beach, Hoag Memorial Hosp.
              VRDN (Currently 2.40%)                           2,100       2,100
      --------------------------------------------------------------------------
      Ontario Montclair School Dist. COP
              3.80%, 8/31/07 (FSA Insured)                     2,000       2,002
      --------------------------------------------------------------------------
      Orange County, Recovery, COP
              6.00%, 7/1/26 (MBIA Insured)                     2,820       3,181
              ------------------------------------------------------------------
              9.595%, 7/1/19 (MBIA Insured)                    6,000       7,067
      --------------------------------------------------------------------------
      Orange County Transportation Auth.
          Sales Tax, 6.00%, 2/15/09 (AMBAC Insured)              750         867
      --------------------------------------------------------------------------
      Orchard School Dist.
              6.50%, 8/1/19 (FGIC Insured)
              (Prerefunded 8/1/05+)                            1,000       1,159
      --------------------------------------------------------------------------
      Pasadena Parking Fac., COP, GO, 6.25%, 1/1/18            3,000       3,492
      --------------------------------------------------------------------------
      Placentia PFA
              5.75%, 9/1/15 (AMBAC Insured)                    2,160       2,504
              ------------------------------------------------------------------
              6.60%, 9/1/15 (Prerefunded 9/1/01+)              1,000       1,020
      --------------------------------------------------------------------------
      Pomona Unified School Dist., GO, 6.15%, 8/1/15
          (MBIA Insured)                                       1,000       1,178
      --------------------------------------------------------------------------
      Port of Oakland, 5.75%, 11/1/29 (FGIC Insured) *         5,000       5,381
      --------------------------------------------------------------------------
      Poway Community Fac. Dist., 6.75%, 8/15/15                 800         878
      --------------------------------------------------------------------------
      Riverside County, Desert Justice Fac., COP
              6.00%, 12/1/12 (MBIA Insured)
              (Prerefunded 12/1/04+)                           1,000       1,116
      --------------------------------------------------------------------------
      Riverside County PFA, 5.625%, 10/1/33                    3,400       3,438
      --------------------------------------------------------------------------
      Sacramento City Fin. Auth.
              5.00%, 12/1/26 (AMBAC Insured)                   3,150       3,184
              ------------------------------------------------------------------
              Convention Center, 6.25%, 1/1/30                 1,000       1,018
      --------------------------------------------------------------------------
      Sacramento County Public Fac., Coroner
          Crime Lab., COP
              6.375%, 10/1/14 (AMBAC Insured)                  1,000       1,119
      --------------------------------------------------------------------------
      Sacramento Fin. Auth.
              5.00%, 11/1/14                                   2,000       2,137
              ------------------------------------------------------------------
              5.40%, 11/1/20                                   6,000       6,432
              ------------------------------------------------------------------
              Capital Improvement, 5.625%, 6/1/30              1,350       1,446
      --------------------------------------------------------------------------
      Saddleback Valley Unified School Dist. PFA
          Special Tax
              Zero Coupon, 9/1/19 (FSA Insured)                2,370         974
              ------------------------------------------------------------------
              6.00%, 9/1/15 (FSA Insured)                      1,375       1,630
      --------------------------------------------------------------------------

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND
================================================================================

                                                                Par        Value
--------------------------------------------------------------------------------
                                                                 In thousands

      San Francisco Bay Area Rapid Transit
          TRAN, 5.25%, 7/1/16 (AMBAC Insured)               $  1,070    $  1,153
          ----------------------------------------------------------------------
          Dist. Sales Tax, 5.25%, 7/1/18                       1,380       1,454
      --------------------------------------------------------------------------
      San Francisco City & County
          Int'l. Airport
              6.30%, 5/1/25 (FGIC Insured) *                   1,000       1,072
              ------------------------------------------------------------------
              6.50%, 5/1/18 (AMBAC Insured) *                  4,000       4,346
      --------------------------------------------------------------------------
      San Jose Multifamily Housing
          El Parador Apartments, 6.10%, 1/1/31 *               1,795       1,905
          ----------------------------------------------------------------------
          Helzer Courts Apartments, 6.40%, 12/1/41 *           1,000         969
      --------------------------------------------------------------------------
      Santa Ana Housing Auth., Villa Del Sol Apartments
              5.65%, 11/1/21 *                                 1,000       1,033
      --------------------------------------------------------------------------
      Santa Clara County Fin. Auth., VMC Fac.
              7.75%, 11/15/11 (AMBAC Insured)                  1,000       1,314
      --------------------------------------------------------------------------
      Santa Clara Redev. Agency, Bayshore North
              7.00%, 7/1/10 (AMBAC Insured)                    3,000       3,621
      --------------------------------------------------------------------------
      South Orange County PFA, 7.00%, 9/1/07
          (MBIA Insured)                                       2,000       2,403
      --------------------------------------------------------------------------
      Southern California Public Power Auth.
              6.75%, 7/1/10                                    2,100       2,533
              ------------------------------------------------------------------
              6.75%, 7/1/12                                    1,700       2,069
      --------------------------------------------------------------------------
      Torrance Hosp. Revenue
          Little Co. of Mary Hosp.
              6.875%, 7/1/15 (Escrowed to Maturity)            1,120       1,182
              ------------------------------------------------------------------
          Torrance Memorial Medical Center, 6.00%, 6/1/22        500         544
      --------------------------------------------------------------------------
      Tri City Hosp. Dist.
              7.50%, 2/1/17 (MBIA Insured)
              (Prerefunded 2/1/02+)                            2,000       2,082
      --------------------------------------------------------------------------
      Tulare County, Capital Improvement, COP
              6.00%, 2/15/16 (MBIA Insured)
              (Prerefunded 2/15/06+)                           1,000       1,146
      --------------------------------------------------------------------------
      Turlock Irrigation Dist., 6.00%, 1/1/20                  2,500       2,503
      --------------------------------------------------------------------------
      Union Elementary School Dist., GO
              Zero Coupon, 9/1/14 (FGIC Insured)               3,665       2,042
      --------------------------------------------------------------------------
      Univ. of California, VRDN (Currently 1.71%)
          (MBIA Insured)                                       2,000       2,000
      --------------------------------------------------------------------------
      Total California (Cost $220,528)                                   238,326
                                                                        --------

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND
================================================================================

                                                               Par        Value
--------------------------------------------------------------------------------
                                                                 In thousands

      PUERTO RICO 4.1%

      Puerto Rico Ind. Tourist, Ed., Medical &
          Environmental Fac.
          Children Trust Fund, 5.75%, 7/1/09                $ 2,000     $  2,208
          ----------------------------------------------------------------------
          Cogen Fac., 6.625%, 6/1/26 *                        1,000        1,094
          ----------------------------------------------------------------------
          Hosp. de la Concepcion, 6.375%, 11/15/15              500          575
      --------------------------------------------------------------------------
      Puerto Rico Commonwealth, GO
              5.50%, 7/1/13 (FGIC Insured)                    2,000        2,207
      --------------------------------------------------------------------------
      Puerto Rico Commonwealth Infrastucture Fin. Auth.
              5.50%, 10/1/20                                  2,000        2,167
      --------------------------------------------------------------------------
      Puerto Rico Highway & Transportation Auth
              4.75%, 7/1/38 (MBIA Insured)                    2,000        1,949
      --------------------------------------------------------------------------
      Total Puerto Rico (Cost $9,583)                                     10,200
                                                                        --------

Total Investments in Securities
99.9% of Net Assets (Cost $230,254)                                     $248,526

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND
================================================================================

                                                                                             Value
--------------------------------------------------------------------------------------------------
                                                                                      In thousands

Futures Contracts

                                                         Contract       Unrealized
                                             Expiration  Value          Gain (Loss)
                                             ----------  ------------   -----------
                                                                       In thousands
Short, 25 September Municipal Bond
Index Futures $85,000 par of Tri City Hosp.
Dist., 7.50% bonds pledged as
initial margin                                     9/01     $(2,699)      $    (89)

Net payments (receipts) of variation
margin to date                                                                  90
                                                                          --------
Variation margin receivable (payable) on
open futures contracts                                                                           1

Other Assets Less Liabilities                                                                  312
                                                                                          --------
NET ASSETS                                                                                $248,839
                                                                                          ========

Net Assets Consist of:

Accumulated net investment income - net of distributions                                  $    150

Accumulated net realized gain/loss - net of distributions                                       97

Net unrealized gain (loss)                                                                  18,184

Paid-in-capital applicable to 22,483,679 no par value shares of
beneficial interest outstanding; unlimited number of shares authorized                     230,408
                                                                                          --------

NET ASSETS                                                                                $248,839
                                                                                          ========

NET ASSET VALUE PER SHARE                                                                 $  11.07
                                                                                          ========

    *  Interest subject to alternative minimum tax
    +  Used in determining portfolio maturity
   ++  Non-income producing
AMBAC  AMBAC Indemnity Corp.
  CDA  Community Development Administration
  COP  Certificates of Participation
  EFA  Educational Facility Authority
 FGIC  Financial Guaranty Insurance Company
  FSA  Financial Security Assurance Corp.
   GO  General Obligation
  HFA  Health Facility Authority
 HFFA  Health Facility Financing Authority
 MBIA  Municipal Bond Investors Assurance Corp.
  PCR  Pollution Control Revenue
  PFA  Public Facility Authority
 TRAN  Tax Revenue Anticipation Note
 VRDN  Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CALIFORNIA TAX-FREE FUNDS
================================================================================
Unaudited

-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands                                             Money Fund   Bond Fund

                                                           6 Months    6 Months
                                                              Ended       Ended
                                                            8/31/01     8/31/01

      Investment Income (Loss)

      Interest income                                      $  1,388    $  6,399
                                                           --------------------
      Expenses
        Investment management                                   161         503
        Custody and accounting                                   44          54
        Shareholder servicing                                    40          70
        Legal and audit                                           7           7
        Trustees                                                  5           5
        Prospectus and shareholder reports                        4           7
        Registration                                              1           3
        Miscellaneous                                             7           2
                                                           --------------------
        Total expenses                                          269         651
        Expenses paid indirectly                                 --          (2)
                                                           --------------------
        Net expenses                                            269         649
                                                           --------------------
      Net investment income (loss)                            1,119       5,750
                                                           --------------------

      Realized and Unrealized Gain (Loss)

      Net realized gain (loss)
        Securities                                               16       1,282
        Futures                                                  --          53
                                                           --------------------
        Net realized gain (loss)                                 16       1,335
      Change in net unrealized gain or loss
        Securities                                               --       4,300
        Futures                                                  --         (89)
                                                           --------------------
      Change in net unrealized gain or loss                      16       4,211
                                                           --------------------
      Net realized and unrealized gain (loss)                    16       5,546
                                                           --------------------

      INCREASE (DECREASE) IN NET
      ASSETS FROM OPERATIONS                               $  1,135    $ 11,296
                                                           ====================

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CALIFORNIA TAX-FREE FUNDS
================================================================================
Unaudited

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

In thousands                                      Money Fund                   Bond Fund

                                      6 Months          Year      6 Months          Year
                                         Ended         Ended         Ended         Ended
                                       8/31/01       2/28/01       8/31/01       2/28/01
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)       $   1,119     $   3,126     $   5,750     $  11,306
  Net realized gain (loss)                  16            20         1,335           921
  Change in net unrealized
  gain or loss                              --            --         4,211        14,263
                                     -----------------------------------------------------
  Increase (decrease) in
  net assets from operations             1,135         3,146        11,296        26,490
                                     -----------------------------------------------------
Distributions to shareholders
  Net investment income                 (1,119)       (3,126)       (5,728)      (11,326)
                                     -----------------------------------------------------
Capital share transactions *
  Shares sold                           31,348        79,952        20,124        39,337
  Distributions reinvested               1,065         2,947         3,705         7,142
  Shares redeemed                      (34,842)      (90,100)      (18,334)      (35,765)
                                     -----------------------------------------------------
  Increase (decrease) in
  net assets from capital
  share transactions                    (2,429)       (7,201)        5,495        10,714
                                     -----------------------------------------------------

Net Assets

Increase (decrease)
during period                           (2,413)       (7,181)       11,063        25,878
Beginning of period                    101,038       108,219       237,776       211,898
                                     -----------------------------------------------------

End of period                        $  98,625     $ 101,038     $ 248,839     $ 237,776
                                     =====================================================

*Share information
    Shares sold                         31,348        79,952         1,865         3,752
    Distributions reinvested             1,065         2,947           343           681
    Shares redeemed                    (34,841)      (90,100)       (1,705)       (3,410)
                                     -----------------------------------------------------
    Increase (decrease)
    in shares outstanding               (2,428)       (7,201)          503         1,023

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CALIFORNIA TAX-FREE FUNDS
================================================================================
Unaudited                                                        August 31, 2001

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      T. Rowe Price California Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The California Tax-Free Money Fund (the Money Fund) and the California Tax-Free Bond Fund (the Bond Fund) are two portfolios established by the trust and commenced operations on September 15, 1986. The Money Fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and California state income taxes. The Bond Fund seeks to provide the highest level of income exempt from federal and California state income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade California municipal bonds.

      The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

      Valuation Debt securities are generally traded in the over-the-counter market. Except for securities held by the Money Fund, investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities held by the Money Fund are valued at amortized cost. Financial futures contracts are valued at closing settlement prices.

      Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of that fund, as authorized by the Board of Trustees.

      Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes. On March 1, 2001, the Bond fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to March 1, 2001, the Bond Fund recognized market discount at time of disposition as gain or loss. Upon adoption, the Bond Fund adjusted the cost of its debt securities, and corresponding unrealized

T. ROWE PRICE CALIFORNIA TAX-FREE FUNDS
================================================================================

      gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. The effect of this cumulative adjustment was $128,000. For the six months ended August 31, 2001, the effect of the change for the Bond Fund was to increase net investment income by $22,000 ($0.001 per share), decrease net realized gain/loss on securities by $7,000 ($0.000 per share), and decrease net unrealized gain/loss on securities by $15,000 ($0.001 per share). This change had no effect on the funds' net assets or total return.

      Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by each fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce each fund's custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS

      Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

      Futures Contracts During the six months ended August 31, 2001, the Bond Fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

T. ROWE PRICE CALIFORNIA TAX-FREE FUNDS
================================================================================

      Other Purchases and sales of portfolio securities for the Bond Fund, other than short-term securities, aggregated $44,360,000 and $38,438,000 respectively, for the six months ended August 31, 2001.

NOTE 3 - FEDERAL INCOME TAXES

      No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute all of its income. As of February 28, 2001, the Money Fund had $54,000 of capital loss carryforwards, all of which expires in 2003. As of February 28, 2001, the Bond Fund had $1,124,000 of capital loss carryforwards, all of which expires in 2008. Each fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

      At August 31, 2001, the cost of investments for the Money Fund for federal income tax purposes was substantially the same as for financial reporting and totaled $100,848,000. At August 31, 2001, the cost of investments for the Bond Fund was 230,111,000. For the Money Fund, amortized cost is equivalent to value; and for the Bond Fund, net unrealized gain aggregated $18,415,000 at period end, of which $19,610,000 related to appreciated investments and $1,195,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

      Each fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between each fund and the manager provides for an annual investment management fee, of which $29,000 and $87,000 were payable at August 31, 2001 by the Money and Bond Funds, respectively. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.10% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At August 31, 2001, and for the six months then ended, the effective annual group fee rate was 0.32%. Each fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

T. ROWE PRICE CALIFORNIA TAX-FREE FUNDS
================================================================================

      Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through February 28, 2003, which would cause the Money Fund's ratio of total expenses to average net assets to exceed 0.55%. Subject to shareholder approval, the Money Fund may then reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 0.55%. Pursuant to this agreement, $44,000 of management fees were not accrued by the Money Fund for the six months ended August 31, 2001. At August 31, 2001, unaccured fees in the amount of $158,000 remain subject to reimbursement by the Money Fund through 2003, and $44,000 through 2005.

      In addition, each fund has entered into agreements with Price Associates and a wholly owned subsidiary of Price Associates, pursuant to which each fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of each fund. T. Rowe Price Services, Inc., is each fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. The Money and Bond Funds incurred expenses pursuant to these related party agreements totaling approximately $66,000 and $92,000, respectively, for the six months ended August 31, 2001, of which $13,000 and $18,000, respectively, were payable at period end.

For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access(R) 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account
or obtain information, call:
1-800-638-5660

For the hearing impaired, call:
1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement
plan participants:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters

Baltimore Area
Downtown
101 East Lombard Street

Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Chicago Area
1900 Spring Road, Suite 104
Oak Brook

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

New Jersey/New York Area
51 JFK Parkway, 1st Floor
Short Hills, New Jersey

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
Downtown
900 17th Street N.W.
Farragut Square

Tysons Corner
1600 Tysons Boulevard
Suite 150

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T. Rowe Price

T. Rowe Price Investment Services, Inc., Distributor.          C05-051 8/31/01 R